Equity Method Investments and Related Party Transactions (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			36 Months Ended
	Feb. 29, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Extinguishment payment		$ 16,800,000
Reimbursement of Expenses		11,800,000
Payments for (Proceeds from) Other Investing Activities		(5,000,000)	0	0
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Schedule of Equity Method Investments [Line Items]
Ownership Percentage	35.00%
Payments to Acquire Interest in Joint Venture	14,000,000	24,500,000	28,000,000	24,500,000	77,000,000
Due from related parties			$ 5,900,000